Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) PerShare	Dec. 31, 2022 USD ($) PerShare	Dec. 31, 2021 USD ($) PerShare	Dec. 31, 2020 USD ($) PerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by the Securities and Exchange Commission, the following table is intended to illustrate compensation “actually paid” to our NEOs as compared to (i) our total shareholder return (“TSR”) performance (on an absolute and relative basis), (ii) net income, and (iii) AFFO per share, the company’s selected measure. Differences in our summary compensation table amounts and compensation actually paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, and the probability assessment of performance under our performance share plan (“PSP”) at the end of each fiscal year.

The tabular and narrative disclosures provided below are intended to be calculated in a manner consistent with the applicable SEC rules and may reflect reasonable estimates and assumptions where appropriate.

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation (calculated in the same manner as used for the Summary Compensation Table for our principal executive officer (“PEO”) and, as an average, for our other named executive officers (“Non-PEO NEOs”), (ii) a measure of compensation referred to as “compensation actually paid” (or “CAP”) and calculated in accordance with the available SEC guidance for our PEO and, as an average, for our Non-PEO NEOs, and (iii) certain financial performance measures, in each case, for our four most recently completed fiscal years.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (Mr. Czarnecki) ($)(1)	Compensation Actually Paid to PEO (Mr. Czarnecki) ($)	Summary Compensation Table Total for PEO (Mr. Moragne) ($)(1)	Compensation Actually Paid to PEO (Mr. Moragne) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Company TSR ($)(3)	MSCI US REIT TSR ($)(3)	Net Income (Loss) ($ in thousands)	AFFO per Share ($)
2023	944,354	1,141,357	4,195,587	4,328,743	1,854,801	1,940,204	129.11	132.33	163,312	1.41
2022	4,464,584	2,089,127	-	-	1,522,899	1,018,133	113.34	116.34	129,475	1.40
2021	4,428,205	5,989,430	-	-	1,475,820	1,615,407	163.55	154.12	109,528	1.31
2020	3,321,219	3,269,024	-	-	1,654,863	1,636,608	123.29	107.73	56,276	1.41

(1)
In accordance with applicable SEC rules, since Mr. Czarnecki and Mr. Moragne each served as CEO during 2023, they are both included in the table above as a PEO.
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO 1	PEO 2	Non-PEO NEOs
2023	Christopher J. Czarnecki	John D. Moragne	Ryan M. Albano, Roderick A. Pickney, John D. Callan, Jr., Kevin M. Fennell
2022	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Roderick A. Pickney, John D. Callan, Jr.
2021	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Roderick A. Pickney, Andrea T. Wright, Sean T. Cutt
2020	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Sean Cutt

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards. The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO1 (Mr. Czarnecki)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	0	(2,552,546)	(2,373,361)	(2,000,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	0	1,762,157	3,433,452	1,910,244
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(87,815)	(1,713,018)	357,855	0
Increase for Fair Value of Awards Granted during year that Vested	0	0	0	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	76,995	(126,447)	(36,878)	0
Increase based on Dividends paid or accrued prior to Vesting Date of Award	207,823	254,397	180,157	37,561
Total Adjustments	197,003	(2,375,457)	1,561,225	(52,195)

Adjustments to Determine Compensation “Actually Paid” for PEO2 (Mr. Moragne)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(2,393,189)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,333,846
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(39,104)
Increase for Fair Value of Awards Granted during year that Vested	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	27,857
Increase based on Dividends paid or accrued prior to Vesting Date of Award	203,746
Total Adjustments	133,156

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(973,182)	(639,825)	(577,410)	(700,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	970,537	444,440	586,055	668,598
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(8,607)	(336,188)	58,534	0
Increase for Fair Value of Awards Granted during year that Vested	0	0	55,068	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	13,349	(30,821)	(15,831)	0
Increase based on Dividends paid or accrued prior to Vesting Date of Award	83,306	57,629	33,171	13,147
Total Adjustments	85,403	(504,766)	139,587	(18,255)

(3)
The reported cumulative TSR is calculated by the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s closing share price at the end of the first trading day, September 17, 2020 ($16.30), and at the end of the measurement period, based on an initial $100 investment on this date.

Named Executive Officers, Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO 1	PEO 2	Non-PEO NEOs
2023	Christopher J. Czarnecki	John D. Moragne	Ryan M. Albano, Roderick A. Pickney, John D. Callan, Jr., Kevin M. Fennell
2022	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Roderick A. Pickney, John D. Callan, Jr.
2021	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Roderick A. Pickney, Andrea T. Wright, Sean T. Cutt
2020	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Sean Cutt

Adjustment To PEO Compensation, Footnote

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards. The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO1 (Mr. Czarnecki)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	0	(2,552,546)	(2,373,361)	(2,000,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	0	1,762,157	3,433,452	1,910,244
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(87,815)	(1,713,018)	357,855	0
Increase for Fair Value of Awards Granted during year that Vested	0	0	0	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	76,995	(126,447)	(36,878)	0
Increase based on Dividends paid or accrued prior to Vesting Date of Award	207,823	254,397	180,157	37,561
Total Adjustments	197,003	(2,375,457)	1,561,225	(52,195)

Adjustments to Determine Compensation “Actually Paid” for PEO2 (Mr. Moragne)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(2,393,189)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,333,846
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(39,104)
Increase for Fair Value of Awards Granted during year that Vested	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	27,857
Increase based on Dividends paid or accrued prior to Vesting Date of Award	203,746
Total Adjustments	133,156

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(973,182)	(639,825)	(577,410)	(700,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	970,537	444,440	586,055	668,598
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(8,607)	(336,188)	58,534	0
Increase for Fair Value of Awards Granted during year that Vested	0	0	55,068	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	13,349	(30,821)	(15,831)	0
Increase based on Dividends paid or accrued prior to Vesting Date of Award	83,306	57,629	33,171	13,147
Total Adjustments	85,403	(504,766)	139,587	(18,255)

Non-PEO NEO Average Total Compensation Amount	$ 1,854,801	$ 1,522,899	$ 1,475,820	$ 1,654,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,940,204	1,018,133	1,615,407	1,636,608
Adjustment to Non-PEO NEO Compensation Footnote

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards. The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO1 (Mr. Czarnecki)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	0	(2,552,546)	(2,373,361)	(2,000,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	0	1,762,157	3,433,452	1,910,244
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(87,815)	(1,713,018)	357,855	0
Increase for Fair Value of Awards Granted during year that Vested	0	0	0	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	76,995	(126,447)	(36,878)	0
Increase based on Dividends paid or accrued prior to Vesting Date of Award	207,823	254,397	180,157	37,561
Total Adjustments	197,003	(2,375,457)	1,561,225	(52,195)

Adjustments to Determine Compensation “Actually Paid” for PEO2 (Mr. Moragne)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(2,393,189)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,333,846
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(39,104)
Increase for Fair Value of Awards Granted during year that Vested	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	27,857
Increase based on Dividends paid or accrued prior to Vesting Date of Award	203,746
Total Adjustments	133,156

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(973,182)	(639,825)	(577,410)	(700,000)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	970,537	444,440	586,055	668,598
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(8,607)	(336,188)	58,534	0
Increase for Fair Value of Awards Granted during year that Vested	0	0	55,068	0
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	13,349	(30,821)	(15,831)	0
Increase based on Dividends paid or accrued prior to Vesting Date of Award	83,306	57,629	33,171	13,147
Total Adjustments	85,403	(504,766)	139,587	(18,255)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the CAP amounts for our executives are generally aligned with the Company’s cumulative TSR over the four years presented in the Pay Versus Performance Table. The alignment of CAP amounts with the Company’s cumulative TSR over the period presented reflects the fact that a significant portion of compensation to our PEO and other NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

As is typical for a company in the REIT industry, the Company does not consider net income (loss) as a key indicator of Company performance or stockholder value creation, and as such, it is not used directly as a performance metric in either the annual incentive program or the long-term incentive program. Therefore, there is no specific relationship between the Company’s net income (loss) outcome for a particular year and our compensation decisions.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and AFFO Per Share

While the Company also uses other financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that AFFO Per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the named executive officers, for 2023, to the Company’s performance. We believe that AFFO Per Share is a useful supplemental measure for investors to consider both because it will help them to better assess our operating performance without the distortions created by non-cash revenues or expenses, and because it is the most significant financial measure used for determination of bonus amounts pursuant to the Company’s 2023 annual incentive program. Notably, the trajectory of AFFO Per Share performance since 2020 is greatly impacted by the initial public offering (“IPO”) of the Company’s Common Stock in September 2020, which had a dilutive impact on AFFO Per Share. Even though the Company’s reported AFFO Per Share decreased from 2020 to 2021, our reported AFFO Per Share in 2021 represents a 9.2% increase over our Q4 2020 (post-IPO) annualized results. Over 2022 and 2023, the Company maintained AFFO per Share of $1.40 and $1.41, respectively, matching the historical four-year high in 2020. Accordingly, while the following graph demonstrates that the CAP amounts for our PEO and other NEOs are not fully aligned with the Company’s “company-selected measure” of AFFO Per Share over the four years presented in the Pay Versus Performance Table, we believe that the AFFO Per Share performance since our IPO is aligned with the Company’s compensation practices. Further, because AFFO Per Share is only one of several factors used in our annual incentive program, and a significant portion of each NEO’s compensation is tied to long-term incentive awards, CAP values are more directly influenced by fluctuations in our share price than by our AFFO Per Share results when considered as a single measure.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, based on an initial $100 investment on September 17, 2020, the Company’s cumulative TSR outperformed the referenced index as of December 31, 2020 and December 31, 2021, while slightly underperforming as of December 31, 2022, and December 31, 2023.

Tabular List, Table

The following reflects the financial measures that that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2023:

Most Important Financial Measures for 2023
Adjusted Funds From Operations (AFFO) Per Share
Net Debt to Annualized Adjusted EBITDAre
Economic Occupancy
Relative TSR

Total Shareholder Return Amount	$ 129.11	113.34	163.55	123.29
Peer Group Total Shareholder Return Amount	132.33	116.34	154.12	107.73
Net Income (Loss)	$ 163,312,000	$ 129,475,000	$ 109,528,000	$ 56,276,000
Company Selected Measure Amount | PerShare	1.41	1.4	1.31	1.41
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Funds From Operations (AFFO) Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Net Debt to Annualized Adjusted EBITDAre
Measure:: 3
Pay vs Performance Disclosure
Name	Economic Occupancy
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Czarnecki [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 944,354	$ 4,464,584	$ 4,428,205	$ 3,321,219
PEO Actually Paid Compensation Amount	$ 1,141,357	$ 2,089,127	$ 5,989,430	$ 3,269,024
PEO Name	Christopher J. Czarneck	Christopher J. Czarnecki	Christopher J. Czarneck	Christopher J. Czarnecki
Mr. Moragne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,195,587	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 4,328,743	0	0	0
PEO Name	John D. Moragne
PEO | Mr. Czarnecki [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 197,003	(2,375,457)	1,561,225	(52,195)
PEO | Mr. Czarnecki [Member] | Adjustment to Compensation Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,552,546)	(2,373,361)	(2,000,000)
PEO | Mr. Czarnecki [Member] | Adjustment to Compensation Fair Value of Awards Granted During Year that Remain Unvested of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,762,157	3,433,452	1,910,244
PEO | Mr. Czarnecki [Member] | Adjustment to Compensation Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,815)	(1,713,018)	357,855	0
PEO | Mr. Czarnecki [Member] | Adjustment to Compensation Fair Value of Awards Granted during year that Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Czarnecki [Member] | Adjustment to Compensation Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,995	(126,447)	(36,878)	0
PEO | Mr. Czarnecki [Member] | Adjustment to Compensation Dividends Paid or Accrued Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,823	254,397	180,157	37,561
PEO | Mr. Moragne [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,156
PEO | Mr. Moragne [Member] | Adjustment to Compensation Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,393,189)
PEO | Mr. Moragne [Member] | Adjustment to Compensation Fair Value of Awards Granted During Year that Remain Unvested of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,333,846
PEO | Mr. Moragne [Member] | Adjustment to Compensation Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,104)
PEO | Mr. Moragne [Member] | Adjustment to Compensation Fair Value of Awards Granted during year that Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Moragne [Member] | Adjustment to Compensation Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,857
PEO | Mr. Moragne [Member] | Adjustment to Compensation Dividends Paid or Accrued Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,746
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,403	(504,766)	139,587	(18,255)
Non-PEO NEO | Adjustment to Compensation Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(973,182)	(639,825)	(577,410)	(700,000)
Non-PEO NEO | Adjustment to Compensation Fair Value of Awards Granted During Year that Remain Unvested of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,537	444,440	586,055	668,598
Non-PEO NEO | Adjustment to Compensation Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,607)	(336,188)	58,534	0
Non-PEO NEO | Adjustment to Compensation Fair Value of Awards Granted during year that Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	55,068	0
Non-PEO NEO | Adjustment to Compensation Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,349	(30,821)	(15,831)	0
Non-PEO NEO | Adjustment to Compensation Dividends Paid or Accrued Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 83,306	$ 57,629	$ 33,171	$ 13,147